Mineral Property Interests	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Mineral Property Interests

(a) Nunavut exploration projects

Committee Bay

The Company, through its wholly owned subsidiary North Country, owns a 100% interest in the Committee Bay project located in Nunavut, Canada. The Committee Bay project includes more than 380,000 hectares situated along the Committee Bay Greenstone Belt located within the Western Churchill Province of Nunavut. The Committee Bay project is subject to a 1% Net Smelter Royalty (“NSR”) on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the NSR.

Gibson MacQuoid

In 2017, the Company acquired a number of prospecting permits and mineral claims along the Gibson MacQuoid greenstone belt in Nunavut, Canada. The permits are located between the Meliadine deposit and Meadowbank mine and cover approximately 120 km of strike length of the prospective greenstone belt and greater than 350,000 hectares collectively.

(b) Homestake Ridge

The Company, through its wholly owned subsidiary Homestake, owns a 100% interest in the Homestake Ridge project subject to various royalty interests held by third parties not exceeding 2%. The project covers approximately 7,500 hectares and is located in the Kitsault Mineral district in north western British Columbia. The project is being explored as a potential high-grade underground mining operation.

(c) Peruvian exploration projects

Sombrero

The Sombrero copper-gold project, located in southern Peru, covers more than 120,000 hectares acquired through a combination of staking and option agreements which are outlined below:

i.	Alturas Option

On June 28, 2016, the Company entered into an option agreement (the “Alturas Option”) with Alturas Minerals Corp (“Alturas”) to acquire an 80% or 100% interest in the Sombrero concessions held by Alturas. In order to exercise the Alturas Option and acquire an 80% interest in the project, the Company must incur US$2.1 million in work expenditures within a five-year period, of which US$1.3 million has been spent as at December 31, 2018 in addition to cash payments totalling US$0.2 million that have been made to Alturas. Upon the Company’s completion of the requirements to earn an 80% interest in the Sombrero Project, the parties shall form a 80:20 Joint Venture. For a period of one year after the formation of the Joint Venture, Alturas’ 20% interest shall be “free carried” and the Company shall have a right to acquire the remaining 20% for US$5.0 million.

ii.	Mollecruz Option

On June 22, 2018 the Company entered an option agreement (the “Mollecruz Option”) giving the Company the right to acquire a 100% interest in the Mollecruz concessions which are key claims in the northern area of the Sombrero project. Under the Mollecruz Option, the Company may acquire a 100% interest, subject to a 0.5% NSR, through a combination of work expenditures and cash payments as detailed in the table below.

Due Dates	Payment & Work Expenditure Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (June 22, 2018)	Completed	50	-
June 22, 2019		50	150
June 22, 2020		100	150
June 22, 2021		200	500
June 22, 2022		300	700
June 22, 2023		900	1,500
Total		1,600	3,000

iii.	Aceros Option

On December 13, 2018 the Company entered a series of agreements (the “Aceros Option”) with Corporacion Aceros Arequipa S.A. (“Aceros”) giving the Company the right to option three mineral concessions located within the Company’s Sombrero project. If the Aceros Option is exercised, a joint venture would be formed in which the Company would hold an 80% interest (Aceros – 20%). The joint venture would combine the 530 hectare Aceros concessions plus 4,600 hectares of Auryn’s Sombrero land position. The work expenditures and cash payments required under the agreement are as detailed in the table below.

Due Dates	Payment & Work Expenditure Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (December 13, 2018)	Completed	140	-
December 13, 2019		60	150
December 13, 2020		250	500
December 13, 2021		350	1,500
December 13, 2022		-	3,000
Total		800	5,150

Huilacollo

On June 2, 2016, the Company acquired the rights to the Huilacollo epithermal property in the Tacna province of southern Peru, which is comprised of 2,000 hectares of intense hydrothermal alteration. The rights were acquired through an option agreement (the “Huilacollo Option”) with a local Peruvian company, Inversiones Sol S.A.C., under which the Company may acquire 100% interest, subject to a 1.5% NSR on precious metals buyable for US$2.5 million and a 2.5% NSR on base metals buyable for US$7.0 million, through a combination of work expenditures and cash payments as outlined in the table below. As at December 31, 2018, the Company has completed US$4.4 million of work expenditures under the Huilacollo Option.

Due Dates	Payment & Work Expenditure Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (May 11, 2016)	Completed	250	-
May 11, 2018	Completed	500	2,000
May 11, 2019		-	3,000
May 11, 2020		250	-
May 11, 2021		250	2,000
May 11, 2022		7,500	-
Total		8,750	7,000

During 2017, the Company acquired the rights to certain mineral claims adjacent to the Huilacollo property known as Andamarca claims and Tacora claims. Under the terms of the acquisition agreements, the Company paid US$0.65 million on transferring the concessions in favour of Corisur. The Andamarca concession is subject to a 1.5% NSR of which 50% is buyable for US$2.5 million and the Tacora concession is subject to a 0.5% NSR of which 50% is buyable for US$0.5 million.

Baños del Indio

On September 26, 2016, the Company announced it had entered into an option agreement (the “Baños Option”) with a local Peruvian company, Exploandes S.A.C to earn a 100% interest in the Baños del Indio gold project located in the Tacna province of southern Peru, just 10 km to the north of the Company’s Huilacollo project.

Under the Baños Option, the Company may acquire a 100% interest, subject to a 3.0% NSR (50% being buyable for US$ 6.0 million), through a combination of work expenditures and cash payments as detailed in the table below.

Due Dates	Payment & Work Expenditure Status	Property Payments (in ‘000 US$)	Work Expenditures (in ‘000 US$)
Effective Date (September 22, 2016)	Completed	100	-
September 22, 2017	Completed	100	-
September 22, 2018*	Deferred*	100	200
September 22, 2019*		200	250
September 22, 2020*		150	1,000
September 22, 2021*		2,500	2,000
Total		3,150	3,450

* Effective September 4, 2018, the Company formally declared the existence of a force majeure event under the Baños Option thereby deferring the Company’s obligation to make the September 22, 2018 property payment and any subsequent property payments and work expenditures. Despite the Company acting in good faith in its negotiations with the community, the Company, to date, has been unable to reach an access agreement in order to initiate its exploration program on the Baños properties. The Company plans to continue to work towards the resolution of this matter.

 (d) Costs capitalized as mineral property interests:

The following is a continuity of the Company’s mineral property acquisition costs:

	Committee Bay & Gibson MacQuoid	Homestake Ridge	Peru	Total
Balance at December 31, 2016 (Restated – note 4)	$18,725	$16,060	$1,265	$36,050
Additions	80	-	1,308	1,388
Change in estimate of provision for site reclamation and closure	(124)	-	-	(124)
Currency translation adjustment	-	-	(56)	(56)
Balance at December 31, 2017 (Restated – note 4)	$18,681	$16,060	$2,517	$37,258
Additions	-	-	1,392	1,392
Change in estimate of provision for site reclamation and closure	190	-	-	190
Currency translation adjustment	-	-	232	232
Balance at December 31, 2018	$18, 871	$16,060	$4,141	$39,072